Compensation Independent Director Stock Plan (FY) (Details) - Restricted Stock Awards - shares	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number	1,050,000	808,000	18,000
Amended and Restated 2010 Independent Director Stock Plan
Deferred Compensation Arrangement with Individual, Share-based Payments [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number		32,000	17,654